Derivative Instruments (Offsetting Derivative Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 7,465,481		$ 15,449,515
Gross amounts offset in the Statement of Financial Condition	(4,891,899)		(7,607,256)
Derivative Assets, Total	2,573,582		7,842,259
Financial Instruments
Collateral Received	(2,573,582)	[1],[2]	(7,842,259)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%		100.00%
Counterparty A [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			2,316,473
Financial Instruments
Collateral Received			(2,316,473)	[1],[2]
Net Amount				[5],[6]
Counterparty C [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	1,798,504		3,611,648
Financial Instruments
Collateral Received	(1,798,504)	[1],[2]	(3,611,648)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty D [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	708,697		1,316,890
Financial Instruments
Collateral Received	(708,697)	[1],[2]	(1,316,890)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Counterparty F [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total			379,418
Financial Instruments
Collateral Received			(379,418)	[1],[2]
Net Amount				[5],[6]
Counterparty G [Member]
Offsetting Assets [Line Items]
Derivative Assets, Total	66,381		217,830
Financial Instruments
Collateral Received	(66,381)	[1],[2]	(217,830)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	6,379,632		13,887,116
Gross amounts offset in the Statement of Financial Condition	(3,872,431)		(6,642,105)
Derivative Assets, Total	2,507,201		7,245,011
Futures Contracts [Member] | Counterparty A [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			3,555,891
Gross amounts offset in the Statement of Financial Condition			(1,239,418)
Derivative Assets, Total			2,316,473
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,697,244		6,832,140
Gross amounts offset in the Statement of Financial Condition	(898,740)		(3,220,492)
Derivative Assets, Total	1,798,504		3,611,648
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,682,388		3,499,085
Gross amounts offset in the Statement of Financial Condition	(2,973,691)		(2,182,195)
Derivative Assets, Total	708,697		1,316,890
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			1,562,399
Gross amounts offset in the Statement of Financial Condition			(965,151)
Derivative Assets, Total			597,248
Forward Currency Contracts [Member] | Counterparty F [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets			1,074,713
Gross amounts offset in the Statement of Financial Condition			(695,295)
Derivative Assets, Total			379,418
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,085,849		487,686
Gross amounts offset in the Statement of Financial Condition	(1,019,468)		(269,856)
Derivative Assets, Total	$ 66,381		$ 217,830

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.Collateral pledged includes both cash and U.S. Treasury notes held at each respective broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
[4]	Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2013.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2012.
[6]	Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2012.